Defined Contribution Plan - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	May 22, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, description				401(k) Savings Plan		401(k) Savings Plan
Defined contribution plan, maximum annual contributions per employee, percent				85.00%		85.00%	100.00%
Defined contribution plan, employer matching contribution, percent of match			100.00%			100.00%
Defined contribution plan participant's compensation percent			3.00%			3.00%
Defined contribution plan percentage of participant's elective deferrals			50.00%			50.00%
Selling, General and Administrative Expenses
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer discretionary contribution amount	$ 0.0	$ 0.5		$ 1.2	$ 1.9	$ 2.6	$ 2.1
Minimum
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan participant's compensation percent				3.00%		3.00%
Maximum
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan participant's compensation percent				4.00%		4.00%